UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09987

Floating Rate Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	July 31, 2008

Item 1. Schedule of Investments

Floating Rate Portfolio	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 97.9% (1)

Principal
Amount*	Borrower/Tranche Description	Value
Aerospace and Defense — 1.8%
	AWAS Capital, Inc.
8,315,490	Term Loan, 4.56%, Maturing March 22, 2013	$7,151,321
	CACI International, Inc.
5,034,921	Term Loan, 4.07%, Maturing May 3, 2011	4,959,397
	DAE Aviation Holdings, Inc.
569,176	Term Loan, 6.55%, Maturing July 31, 2014	539,294
574,468	Term Loan, 6.55%, Maturing July 31, 2014	544,309
	Evergreen International Aviation
6,562,751	Term Loan, 8.50%, Maturing October 31, 2011	5,890,069
	Hawker Beechcraft Acquisition
849,135	Term Loan, 4.80%, Maturing March 26, 2014	793,875
12,549,435	Term Loan, 4.80%, Maturing March 26, 2014	11,732,743
	Hexcel Corp.
6,128,722	Term Loan, 4.91%, Maturing March 1, 2012	6,036,791
	IAP Worldwide Services, Inc.
3,304,892	Term Loan, 8.25%, Maturing December 30, 2012	2,660,438
	Jet Aviation Holding, AG
2,875,077	Term Loan, 3.63%, Maturing May 15, 2013	2,846,326
	PGS Solutions, Inc.
1,919,717	Term Loan, 4.64%, Maturing February 14, 2013	1,804,534
	Spirit AeroSystems, Inc.
3,796,744	Term Loan, 4.54%, Maturing December 31, 2011	3,704,198
	TransDigm, Inc.
9,650,000	Term Loan, 4.80%, Maturing June 23, 2013	9,389,450
	Vought Aircraft Industries, Inc.
10,000,000	Revolving Loan, 0.00%, Maturing December 22, 2009 (2)	9,400,000
4,000,000	Term Loan, 4.95%, Maturing December 17, 2011	3,790,000
4,917,715	Term Loan, 4.97%, Maturing December 17, 2011	4,711,785
2,000,000	Term Loan, 6.47%, Maturing December 22, 2011	1,985,000
		$77,939,530
Air Transport — 0.5%
	Delta Air Lines, Inc.
8,514,000	Term loan, 4.34%, Maturing April 30, 2012	$6,875,055
5,486,146	Term Loan - Second Lien, 5.71%, Maturing April 30, 2014	3,700,406
	Northwest Airlines, Inc.
15,820,000	DIP Loan, 4.47%, Maturing August 21, 2008	12,359,375
		$22,934,836
Automotive — 3.9%
	Accuride Corp.
8,954,274	Term Loan, 6.03%, Maturing January 31, 2012	$8,599,837
	Adesa, Inc.
24,232,644	Term Loan, 5.06%, Maturing October 18, 2013	21,663,984
	Allison Transmission, Inc.
8,932,500	Term Loan, 5.32%, Maturing September 30, 2014	8,019,152
	CSA Acquisition Corp.
1,921,402	Term Loan, 5.31%, Maturing December 23, 2011	1,791,707
3,519,447	Term Loan, 5.31%, Maturing December 23, 2011	3,281,884
2,328,663	Term Loan, 5.31%, Maturing December 23, 2012	2,165,656
	Dayco Products, LLC
8,275,104	Term Loan, 7.38%, Maturing June 21, 2011	5,937,387
	Federal-Mogul Corp.
10,027,787	Term Loan, 4.40%, Maturing December 27, 2014	7,921,952
7,934,619	Term Loan, 4.40%, Maturing December 27, 2015	6,476,633

		Financiere Truck (Investissement)
EUR	1,110,579	Term Loan, 6.97%, Maturing February 15, 2012	$1,542,175
		Ford Motor Co.
10,000,000		Revolving Loan, 0.00%, Maturing December 15, 2013 (2)	7,870,000
7,052,365		Term Loan, 5.46%, Maturing December 15, 2013	5,571,368
		Fraikin, Ltd.
GBP	1,392,962	Term Loan, 7.95%, Maturing February 15, 2012 (2)	2,469,590
GBP	1,612,016	Term Loan, 8.08%, Maturing February 15, 2012 (2)	2,857,952
		General Motors Corp.
17,425,137		Term Loan, 5.16%, Maturing November 29, 2013	13,774,571
		Goodyear Tire & Rubber Co.
1,480,707		Term Loan - Second Lien, Maturing April 30, 2010 (3)	1,356,248
15,275,000		Term Loan - Second Lien, 4.54%, Maturing April 30, 2010	14,096,702
		HLI Operating Co., Inc.
EUR	425,455	Term Loan, 4.31%, Maturing May 30, 2014	577,519
EUR	7,282,364	Term Loan, 7.49%, Maturing May 30, 2014	9,885,208
		Keystone Automotive Operations, Inc.
6,929,218		Term Loan, 6.00%, Maturing January 12, 2012	5,560,698
		Locafroid Services S.A.S.
EUR	1,666,405	Term Loan, 7.07%, Maturing February 15, 2012 (2)	2,314,008
		Speedy 1, Ltd.
EUR	6,457,254	Term Loan, 6.73%, Maturing August 31, 2013	7,364,775
		Tenneco Automotive, Inc.
5,050,000		Term Loan, 3.96%, Maturing March 17, 2014	4,570,250
		TriMas Corp.
893,750		Term Loan, 4.88%, Maturing August 2, 2011	804,375
8,062,641		Term Loan, 4.87%, Maturing August 2, 2013	7,256,377
		TRW Automotive, Inc.
6,655,132		Term Loan, 4.25%, Maturing February 2, 2014	6,438,840
		United Components, Inc.
7,501,299		Term Loan, 4.70%, Maturing June 30, 2010	7,238,753
			$167,407,601
Beverage and Tobacco — 0.3%
		Culligan International Co.
17,276,288		Term Loan, 4.90%, Maturing November 24, 2014	$12,136,592
		Van Houtte, Inc.
862,444		Term Loan, 5.30%, Maturing July 11, 2014	816,088
117,606		Term Loan, 5.30%, Maturing July 11, 2014	111,285
			$13,063,965
Brokers, Dealers and Investment Houses — 0.2%
		AmeriTrade Holding Corp.
10,350,931		Term Loan, 3.96%, Maturing December 31, 2012	$10,079,178
			$10,079,178
Building and Development — 5.1%
		401 North Wabash Venture, LLC
7,848,568		Term Loan, 4.73%, Maturing May 7, 2009 (2)	$7,063,711
		AIMCO Properties, L.P.
10,718,750		Term Loan, 3.96%, Maturing March 23, 2011	10,236,406
		Banning Lewis Ranch Co., LLC
13,000,000		Term Loan, 4.62%, Maturing December 3, 2012 (2)	12,090,000
		Beacon Sales Acquisition, Inc.
4,485,013		Term Loan, 4.77%, Maturing September 30, 2013	4,036,512
		Brickman Group Holdings, Inc.
4,939,975		Term Loan, 4.80%, Maturing January 23, 2014	4,520,077
		Building Materials Corp. of America
11,673,357		Term Loan, 5.56%, Maturing February 22, 2014	10,174,066
		Capital Automotive (REIT)
4,788,753		Term Loan, 4.23%, Maturing December 16, 2010	4,552,907
		Contech Construction Products
1,883,850		Term Loan, 4.68%, Maturing January 13, 2013	1,648,369
		Epco/Fantome, LLC
9,890,000		Term Loan, 5.09%, Maturing November 23, 2010	9,296,600

		Financiere Daunou S.A.
1,664,521		Term Loan, 4.59%, Maturing May 31, 2015	$951,552
EUR	1,067,260	Term Loan, 6.86%, Maturing May 31, 2015	956,099
EUR	2,613,290	Term Loan, 6.86%, Maturing May 31, 2015	2,341,101
2,452,266		Term Loan, 4.84%, Maturing February 28, 2016	1,401,880
EUR	1,246,799	Term Loan, 7.11%, Maturing February 28, 2016	1,116,937
EUR	2,423,776	Term Loan, 7.11%, Maturing February 28, 2016	2,171,325
		Forestar USA Real Estate Group, Inc.
10,625,000		Term Loan, 6.46%, Maturing December 1, 2010 (2)	9,987,500
5,625,000		Term Loan, 6.46%, Maturing December 1, 2010	5,512,500
		General Growth Properties, Inc.
3,782,895		Term Loan, 3.62%, Maturing February 24, 2011	3,374,656
		Hearthstone Housing Partners II, LLC
13,040,000		Revolving Loan, 5.23%, Maturing December 1, 2009 (2)	10,338,112
		Hovstone Holdings, LLC
4,260,000		Term Loan, 6.96%, Maturing February 28, 2009 (4)	3,538,782
		LNR Property Corp.
9,154,000		Term Loan, 6.03%, Maturing July 3, 2011	7,384,230
		Mueller Water Products, Inc.
8,878,853		Term Loan, 4.51%, Maturing May 24, 2014	8,338,725
		NCI Building Systems, Inc.
5,975,136		Term Loan, 3.96%, Maturing June 18, 2010	5,825,758
		November 2005 Land Investors
609,868		Term Loan, 6.46%, Maturing May 9, 2011	481,796
		Panolam Industries Holdings, Inc.
2,925,967		Term Loan, 5.55%, Maturing September 30, 2012	2,633,370
		Realogy Corp.
3,738,325		Term Loan, 5.46%, Maturing September 1, 2014	3,074,773
12,083,643		Term Loan, 5.46%, Maturing September 1, 2014	9,938,796
		Shea Capital I, LLC
787,320		Term Loan, 4.47%, Maturing October 27, 2011	558,997
		South Edge, LLC
8,794,643		Term Loan, 7.25%, Maturing October 31, 2009	5,364,732
		Standard Pacific Corp.
4,680,000		Term Loan, 4.47%, Maturing May 5, 2013	3,845,402
		Stile Acquisition Corp.
3,402,271		Term Loan, 4.83%, Maturing April 6, 2013	3,004,631
3,399,776		Term Loan, 4.83%, Maturing April 6, 2013	3,002,427
		Tousa/Kolter, LLC
7,908,533		Term Loan, 5.00%, Maturing March 31, 2031 (4) (5)	3,755,762
		TRU 2005 RE Holding Co.
19,825,000		Term Loan, 5.47%, Maturing December 9, 2008	18,321,611
		United Subcontractors, Inc.
5,929,608		Term Loan - Second Lien, 12.42%, Maturing June 27, 2013 (4)	2,964,804
		WCI Communities, Inc.
18,240,601		Term Loan, 7.72%, Maturing December 23, 2010	16,598,947
		Wintergames Acquisition ULC
20,729,530		Term Loan, 5.88%, Maturing April 24, 2009	19,796,701
			$220,200,554
Business Equipment and Services — 6.7%
		ACCO Brands Corp.
5,207,841		Term Loan, 4.51%, Maturing August 17, 2012	$5,103,685
		Activant Solutions, Inc.
5,375,933		Term Loan, 4.81%, Maturing May 1, 2013	4,717,381
		Acxiom Corp.
10,015,030		Term Loan, 4.56%, Maturing September 15, 2012	9,739,617
		Affiliated Computer Services
5,947,500		Term Loan, 4.46%, Maturing March 20, 2013	5,773,720
12,827,305		Term Loan, 4.46%, Maturing March 20, 2013	12,452,504
		Affinion Group, Inc.
1,831,395		Term Loan, Maturing October 17, 2012 (3)	1,781,032
7,104,397		Term Loan, 5.17%, Maturing October 17, 2012	6,793,602

		Allied Security Holdings, LLC
5,687,547		Term Loan, 7.00%, Maturing June 30, 2010	$5,431,607
		Education Management, LLC
12,450,911		Term Loan, 4.56%, Maturing June 1, 2013	11,434,830
		Info USA, Inc.
1,970,000		Term Loan, 4.81%, Maturing February 14, 2012	1,881,350
4,339,418		Term Loan, 4.81%, Maturing February 14, 2012	4,144,144
		Information Resources, Inc.
5,586,128		Term Loan, 4.41%, Maturing May 7, 2014	4,859,931
		Intergraph Corp.
3,349,524		Term Loan, 4.65%, Maturing May 29, 2014	3,198,795
		iPayment, Inc.
11,275,163		Term Loan, 4.64%, Maturing May 10, 2013	9,753,016
		ista International GmbH
EUR	9,635,715	Term Loan, 7.12%, Maturing May 14, 2015	13,073,419
EUR	1,914,285	Term Loan, 7.12%, Maturing May 14, 2015	2,597,238
		Kronos, Inc.
8,818,680		Term Loan, 5.05%, Maturing June 11, 2014	8,113,185
		Language Line, Inc.
6,866,800		Term Loan, 6.06%, Maturing June 11, 2011	6,454,792
		N.E.W. Holdings I, LLC
9,531,466		Term Loan, 5.23%, Maturing May 22, 2014	8,554,491
		Protection One, Inc.
9,246,815		Term Loan, 4.72%, Maturing March 31, 2012	8,599,538
		Quintiles Transnational Corp.
11,161,816		Term Loan, 4.81%, Maturing March 31, 2013	10,645,582
		Sabre, Inc.
30,769,734		Term Loan, 4.66%, Maturing September 30, 2014	24,171,349
		Safenet, Inc.
3,960,000		Term Loan, 5.79%, Maturing April 12, 2014	3,445,200
		Serena Software, Inc.
2,592,464		Term Loan, 4.68%, Maturing March 10, 2013	2,381,826
		Sitel (Client Logic)
5,171,874		Term Loan, 5.29%, Maturing January 29, 2014	4,499,530
EUR	941,032	Term Loan, 6.98%, Maturing January 29, 2014	1,248,008
		Solera Holdings, LLC
EUR	3,007,003	Term Loan, 6.96%, Maturing May 15, 2014	4,363,260
		Solera Nederland Holdings
3,803,433		Term Loan, 4.79%, Maturing May 15, 2014	3,575,227
		SunGard Data Systems, Inc.
40,556,930		Term Loan, 4.51%, Maturing February 11, 2013	38,336,357
		TDS Investor Corp.
13,317,413		Term Loan, 4.71%, Maturing August 23, 2013	11,219,920
10,890,000		Term Loan, 4.71%, Maturing August 23, 2013	9,125,820
2,672,147		Term Loan, 5.05%, Maturing August 23, 2013	2,251,284
EUR	2,105,820	Term Loan, 7.21%, Maturing August 23, 2013	2,780,443
		Transaction Network Services, Inc.
4,977,867		Term Loan, 4.46%, Maturing May 4, 2012	4,679,195
		Valassis Communications, Inc.
1,243,775		Term Loan, 4.56%, Maturing March 2, 2014	1,169,149
4,923,106		Term Loan, 4.56%, Maturing March 2, 2014	4,627,719
		VWR International, Inc.
7,850,000		Term Loan, 4.96%, Maturing June 28, 2013	7,133,687
		West Corp.
17,878,906		Term Loan, 4.95%, Maturing October 24, 2013	16,107,786
			$286,219,219
Cable and Satellite Television — 7.3%
		Atlantic Broadband Finance, LLC
10,895,739		Term Loan, 5.06%, Maturing February 10, 2011	$10,496,225
		Bresnan Broadband Holdings, LLC
15,551,500		Term Loan, 4.98%, Maturing March 29, 2014	14,877,607
1,500,000		Term Loan, 5.02%, Maturing March 29, 2014	1,435,000
		Cequel Communications, LLC
31,098,427		Term Loan, 4.78%, Maturing November 5, 2013	28,931,146

		Charter Communications Operating, Inc.
44,246,979		Term Loan, 4.80%, Maturing April 28, 2013	$39,043,358
		CSC Holdings, Inc.
18,958,269		Term Loan, 4.21%, Maturing March 29, 2013	18,010,356
		DirectTV Holdings, LLC
2,000,000		Term Loan, 5.25%, Maturing April 13, 2013	2,000,250
		Foxco Acquistion Sub., LLC
3,075,000		Term Loan, Maturing July 2, 2015 (3)	3,028,875
		Insight Midwest Holdings, LLC
28,316,250		Term Loan, 4.47%, Maturing April 6, 2014	27,311,816
		Kabel BW GmbH & Co. KG
EUR	1,490,959	Term Loan, 7.21%, Maturing June 9, 2012	2,109,151
		MCC Iowa, LLC
1,205,750		Term Loan, 3.97%, Maturing March 31, 2010	1,151,491
		Mediacom Broadband Group
10,278,131		Term Loan, 4.22%, Maturing January 31, 2015	9,417,337
7,880,000		Term Loan, 4.22%, Maturing January 31, 2015	7,220,050
		Mediacom Illinois, LLC
1,900,000		Term Loan, 3.72%, Maturing September 30, 2012	1,790,750
15,357,829		Term Loan, 4.22%, Maturing January 31, 2015	14,090,808
		NTL Investment Holdings, Ltd.
7,993,878		Term Loan, 4.80%, Maturing March 30, 2012	7,574,199
GBP	2,139,186	Term Loan, 8.13%, Maturing March 30, 2012	3,811,372
GBP	1,990,985	Term Loan, 8.13%, Maturing March 30, 2012	3,547,323
GBP	3,637,947	Term Loan, 8.15%, Maturing March 30, 2012	6,481,704
GBP	2,224,230	Term Loan, 8.15%, Maturing March 30, 2012	3,962,894
GBP	3,500,000	Term Loan, 8.27%, Maturing March 30, 2013	6,121,971
		ProSiebenSat.1 Media AG
EUR	2,998,397	Term Loan, 7.31%, Maturing March 2, 2015	3,140,274
EUR	600,197	Term Loan, 6.73%, Maturing June 26, 2015	734,480
EUR	12,586,345	Term Loan, 6.73%, Maturing June 26, 2015	15,402,315
EUR	2,998,397	Term Loan, 7.56%, Maturing March 2, 2016	3,140,274
		UPC Broadband Holding B.V.
EUR	1,262,387	Term Loan, Maturing October 16, 2011 (3)	1,774,413
EUR	6,617,448	Term Loan, 6.44%, Maturing October 16, 2011	9,113,848
EUR	16,675,000	Term Loan, 6.44%, Maturing October 16, 2011	22,935,616
10,925,000		Term Loan, 4.22%, Maturing December 31, 2014	10,272,231
		YPSO Holding SA
EUR	12,899,564	Term Loan, 6.98%, Maturing July 28, 2014	16,055,105
EUR	4,978,165	Term Loan, 6.98%, Maturing July 28, 2014	6,195,944
EUR	8,122,271	Term Loan, 6.98%, Maturing July 28, 2014	10,109,173
			$311,287,356
Chemicals and Plastics — 6.1%
		Arizona Chemical, Inc.
EUR	2,850,060	Term Loan, 7.11%, Maturing February 28, 2013	$3,768,668
		Brenntag Holding GmbH and Co. KG
1,963,636		Term Loan, 5.07%, Maturing December 23, 2013	1,801,636
8,036,364		Term Loan, 5.07%, Maturing December 23, 2013	7,373,364
EUR	845,455	Term Loan, 6.79%, Maturing December 23, 2013	1,218,743
EUR	654,545	Term Loan, 6.79%, Maturing December 23, 2013	943,543
EUR	3,511,248	Term Loan, 7.14%, Maturing December 23, 2013	5,061,550
EUR	525,062	Term Loan, 7.39%, Maturing December 23, 2014	756,890
EUR	963,689	Term Loan, 7.39%, Maturing December 23, 2014	1,389,182
EUR	770,053	Term Loan - Second Lien, 8.74%, Maturing June 23, 2015	1,001,230
EUR	229,947	Term Loan - Second Lien, 8.74%, Maturing June 23, 2015	298,978
		Celanese Holdings, LLC
EUR	990,000	Term Loan, 6.45%, Maturing April 6, 2011	1,417,214
7,000,000		Term Loan, 3.96%, Maturing April 2, 2014	6,601,252
16,524,858		Term Loan, 4.28%, Maturing April 2, 2014	15,583,536
		Cognis GmbH
EUR	6,426,230	Term Loan, 6.96%, Maturing September 15, 2013	9,255,736
EUR	1,573,770	Term Loan, 6.96%, Maturing September 15, 2013	2,266,711
		Columbian Chemicals Acquisition
4,138,137		Term Loan, 6.05%, Maturing March 16, 2013	3,889,849

		Ferro Corp.
13,698,116		Term Loan, 4.67%, Maturing June 6, 2012	$13,047,455
		First Chemical Holding
EUR	740,000	Term Loan, 6.58%, Maturing December 18, 2014 (2)	987,170
EUR	740,000	Term Loan, 7.06%, Maturing December 18, 2015 (2)	987,170
		Foamex International, Inc.
3,673,125		Term Loan, 6.05%, Maturing February 12, 2013	2,892,586
		Georgia Gulf Corp.
5,127,109		Term Loan, 4.96%, Maturing October 3, 2013	4,788,720
		Hexion Specialty Chemicals, Inc.
EUR	1,119,150	Term Loan, 7.21%, Maturing May 5, 2012	1,458,038
9,700,000		Term Loan, 4.46%, Maturing May 5, 2013	8,463,250
2,513,416		Term Loan, 5.00%, Maturing May 5, 2013	2,192,955
15,354,259		Term Loan, 5.06%, Maturing May 5, 2013	13,396,591
3,334,883		Term Loan, 5.06%, Maturing May 5, 2013	2,909,685
		Huish Detergents, Inc.
3,955,038		Term Loan, 4.81%, Maturing April 26, 2014	3,638,635
		Huntsman International, LLC
7,864,329		Term Loan, 4.21%, Maturing August 16, 2012	7,396,685
		INEOS Group
EUR	500,000	Term Loan, Maturing December 14, 2011 (3)	659,249
EUR	500,000	Term Loan, Maturing December 14, 2011 (3)	659,249
EUR	69,301	Term Loan, 7.21%, Maturing December 14, 2011	89,204
EUR	70,369	Term Loan, 7.71%, Maturing December 14, 2011	90,608
4,773,072		Term Loan, 4.89%, Maturing December 14, 2012	4,128,707
2,500,000		Term Loan, Maturing December 14, 2013 (3)	2,043,750
7,879,348		Term Loan, 4.88%, Maturing December 14, 2013	6,635,980
2,500,000		Term Loan, Maturing December 14, 2014 (3)	2,043,750
7,879,348		Term Loan, 5.38%, Maturing December 14, 2014	6,635,980
		Innophos, Inc.
6,093,566		Term Loan, 4.81%, Maturing August 10, 2010	6,017,396
		Invista B.V.
1,720,267		Term Loan, 4.30%, Maturing April 30, 2010	1,634,254
8,886,393		Term Loan, 4.30%, Maturing April 29, 2011	8,442,073
5,554,986		Term Loan, 4.30%, Maturing April 29, 2011	5,277,237
		ISP Chemco, Inc.
9,637,364		Term Loan, 4.13%, Maturing June 4, 2014	8,906,534
		Kleopatra
8,876,250		Term Loan, 5.29%, Maturing January 3, 2016	6,446,377
EUR	5,100,000	Term Loan, 7.46%, Maturing January 3, 2016	5,842,916
		Kranton Polymers, LLC
8,852,340		Term Loan, 4.50%, Maturing May 12, 2013	8,393,125
		Lucite International Group Holdings
4,789,282		Term Loan, 5.05%, Maturing July 7, 2013	3,939,185
1,695,847		Term Loan, 5.05%, Maturing July 7, 2013	1,394,834
		MacDermid, Inc.
3,421,546		Term Loan, 4.80%, Maturing April 12, 2014	3,164,930
		Millenium Inorganic Chemicals
8,407,750		Term Loan, 5.05%, Maturing April 30, 2014	7,125,568
		Momentive Performance Material
1,655,736		Term Loan, 4.75%, Maturing December 4, 2013	1,521,208
4,950,000		Term Loan, 4.90%, Maturing December 4, 2013	4,547,812
		Nalco Co.
2,905,907		Term Loan, 4.63%, Maturing November 4, 2010	2,876,848
		Propex Fabrics, Inc.
5,709,056		Term Loan, 9.00%, Maturing July 31, 2012	2,654,711
		Rockwood Specialties Group, Inc.
EUR	1,961,700	Term Loan, 6.71%, Maturing July 30, 2011	2,854,142
21,023,557		Term Loan, 4.30%, Maturing December 10, 2012	20,283,969
		Solo Cup Co.
2,518,070		Term Loan, 6.04%, Maturing February 27, 2011	2,460,364
		TPG Spring UK, Ltd.
EUR	2,271,011	Term Loan, 7.71%, Maturing June 27, 2013	2,981,725
EUR	2,271,011	Term Loan, 8.21%, Maturing June 27, 2013	2,981,725
		Wellman, Inc.
5,250,000		Term Loan, 6.74%, Maturing February 10, 2009 (5)	2,625,000
			$260,145,432

Clothing/Textiles — 0.5%
		Hanesbrands, Inc.
7,640,190		Term Loan, 4.55%, Maturing September 5, 2013	$7,370,659
5,000,000		Term Loan - Second Lien, 6.55%, Maturing March 5, 2014	4,892,710
		St. John Knits International, Inc.
2,518,697		Term Loan, 5.46%, Maturing March 23, 2012	2,354,982
		The William Carter Co.
2,330,520		Term Loan, 4.12%, Maturing July 14, 2012	2,231,473
		Warnaco, Inc.
3,193,215		Term Loan, 4.38%, Maturing January 31, 2013	3,017,588
			$19,867,412
Conglomerates — 2.3%
		Amsted Industries, Inc.
9,622,851		Term Loan, 4.79%, Maturing October 15, 2010	$9,406,337
6,374,686		Term Loan, 4.75%, Maturing April 5, 2013	6,231,255
		Blount, Inc.
2,147,565		Term Loan, 4.22%, Maturing August 9, 2010	2,077,769
		Doncasters (Dunde HoldCo 4 Ltd.)
3,896,883		Term Loan, 4.96%, Maturing July 13, 2015	3,565,648
3,896,883		Term Loan, 5.46%, Maturing July 13, 2015	3,565,648
EUR	840,089	Term Loan, 6.98%, Maturing July 13, 2015	1,203,704
EUR	840,089	Term Loan, 7.48%, Maturing July 13, 2015	1,203,704
GBP	727,123	Term Loan, 7.90%, Maturing July 13, 2015	1,315,526
GBP	727,123	Term Loan, 8.40%, Maturing July 13, 2015	1,315,526
		Jarden Corp.
13,070,671		Term Loan, 4.55%, Maturing January 24, 2012	12,444,364
4,551,557		Term Loan, 4.55%, Maturing January 24, 2012	4,333,460
		Johnson Diversey, Inc.
2,013,241		Term Loan, 4.78%, Maturing December 16, 2010	1,947,811
8,069,270		Term Loan, 4.78%, Maturing December 16, 2011	7,807,019
		Polymer Group, Inc.
1,000,000		Revolving Loan, 5.99%, Maturing November 22, 2010 (2)	850,000
18,913,705		Term Loan, 5.03%, Maturing November 22, 2012	17,495,177
		RBS Global, Inc.
2,265,500		Term Loan, 4.79%, Maturing July 19, 2013	2,152,225
6,185,246		Term Loan, 5.29%, Maturing July 19, 2013	5,868,252
		RGIS Holdings, LLC
15,220,054		Term Loan, 5.13%, Maturing April 30, 2014	12,708,745
761,003		Term Loan, 5.30%, Maturing April 30, 2014	635,437
		US Investigations Services, Inc.
1,974,963		Term Loan, 5.55%, Maturing February 21, 2015	1,830,133
			$97,957,740
Containers and Glass Products — 3.1%
		Berry Plastics Corp.
19,638,751		Term Loan, 4.78%, Maturing April 3, 2015	$17,345,220
		Consolidated Container Co.
5,895,126		Term Loan, 5.05%, Maturing March 28, 2014	4,490,123
		Crown Americas, Inc.
4,751,000		Term Loan, 4.43%, Maturing November 15, 2012	4,644,102
1,421,000		Term Loan, 4.43%, Maturing November 15, 2012	1,389,027
EUR	4,410,000	Term Loan, 6.61%, Maturing November 15, 2012	6,811,895
		Graham Packaging Holdings Co.
22,418,278		Term Loan, 4.99%, Maturing October 7, 2011	21,404,142
		Graphic Packaging International, Inc.
30,849,696		Term Loan, 4.79%, Maturing May 16, 2014	29,031,754
3,482,500		Term Loan, 5.55%, Maturing May 16, 2014	3,350,534
		JSG Acquisitions
EUR	1,250,000	Term Loan, 6.84%, Maturing December 31, 2014	1,769,909
EUR	1,250,000	Term Loan, 6.86%, Maturing December 31, 2014	1,769,909

		OI European Group B.V.
EUR	12,064,500	Term Loan, 5.97%, Maturing June 14, 2013	$17,192,248
		Owens-Brockway Glass Container
4,096,569		Term Loan, 3.96%, Maturing June 14, 2013	3,998,251
		Pregis Corp.
2,625,750		Term Loan, 5.05%, Maturing October 12, 2011	2,441,947
		Smurfit-Stone Container Corp.
3,783,020		Term Loan, 4.50%, Maturing November 1, 2011	3,672,147
3,523,439		Term Loan, 4.64%, Maturing November 1, 2011	3,420,174
8,402,160		Term Loan, 4.64%, Maturing November 1, 2011	8,155,910
2,817,651		Term Loan, 4.81%, Maturing November 1, 2011	2,735,072
			$133,622,364
Cosmetics/Toiletries — 0.3%
		American Safety Razor Co.
3,408,214		Term Loan - Second Lien, 5.26%, Maturing July 31, 2013	$3,220,763
		Prestige Brands, Inc.
8,924,823		Term Loan, 4.73%, Maturing April 7, 2011	8,724,014
			$11,944,777
Drugs — 0.9%
		Graceway Pharmaceuticals, LLC
10,772,291		Term Loan, 5.55%, Maturing May 3, 2012	$9,304,566
		Pharmaceutical Holdings Corp.
3,080,126		Term Loan, 5.71%, Maturing January 30, 2012	2,972,322
		Stiefel Laboratories, Inc.
2,831,316		Term Loan, 5.04%, Maturing December 28, 2013	2,696,828
6,186,901		Term Loan, 5.04%, Maturing December 28, 2013	5,893,023
		Warner Chilcott Corp.
15,045,454		Term Loan, 4.70%, Maturing January 18, 2012	14,569,009
2,396,035		Term Loan, 4.80%, Maturing January 18, 2012	2,320,160
			$37,755,908
Ecological Services and Equipment — 0.5%
		Allied Waste Industries, Inc.
944,025		Term Loan, 4.05%, Maturing January 15, 2012	$927,701
1,033,458		Term Loan, 4.23%, Maturing January 15, 2012	1,015,587
		Big Dumpster Merger Sub, Inc.
683,656		Term Loan, 5.05%, Maturing February 5, 2013	560,598
		Blue Waste B.V. (AVR Acquisition)
EUR	2,000,000	Term Loan, 7.05%, Maturing April 1, 2015	2,911,817
		Casella Waste Systems, Inc.
2,958,910		Term Loan, 4.40%, Maturing April 28, 2010	2,888,636
		Environmental Systems Products Holdings, Inc.
466,049		Term Loan - Second Lien, 13.50%, Maturing December 12, 2010 (4)	425,782
		IESI Corp.
2,267,647		Term Loan, 4.40%, Maturing January 20, 2012	2,188,279
		Sensus Metering Systems, Inc.
3,000,000		Revolving Loan, 6.50%, Maturing December 17, 2009 (2)	2,775,000
164,647		Term Loan, 4.46%, Maturing December 17, 2010	155,592
5,446,837		Term Loan, 4.64%, Maturing December 17, 2010	5,147,261
		Wastequip, Inc.
287,855		Term Loan, 5.05%, Maturing February 5, 2013	236,041
			$19,232,294
Electronics/Electrical — 2.7%
		Aspect Software, Inc.
4,568,491		Term Loan, 5.81%, Maturing July 11, 2011	$4,260,118
		Fairchild Semiconductor Corp.
9,289,108		Term Loan, 4.30%, Maturing June 26, 2013	8,894,321
		FCI International S.A.S.
761,894		Term Loan, 4.84%, Maturing November 1, 2013	725,228
733,492		Term Loan, 4.84%, Maturing November 1, 2013	698,193
733,492		Term Loan, 4.84%, Maturing November 1, 2013	698,193
761,894		Term Loan, 4.84%, Maturing November 1, 2013	725,228
996,924		Term Loan, 4.84%, Maturing November 1, 2013	948,947

		Freescale Semiconductor, Inc.
37,498,345		Term Loan, 4.22%, Maturing December 1, 2013	$33,848,819
		Infor Enterprise Solutions Holdings
19,572,361		Term Loan, 6.55%, Maturing July 28, 2012	16,342,921
7,265,333		Term Loan, 6.55%, Maturing July 28, 2012	6,066,553
EUR	2,955,000	Term Loan, 7.95%, Maturing July 28, 2012	3,849,800
		Network Solutions, LLC
5,766,109		Term Loan, 5.17%, Maturing March 7, 2014	4,843,531
		Open Solutions, Inc.
10,262,248		Term Loan, 5.15%, Maturing January 23, 2014	9,107,745
		Sensata Technologies Finance Co.
10,753,067		Term Loan, 4.54%, Maturing April 27, 2013	9,399,976
		Spectrum Brands, Inc.
145,437		Term Loan, 6.46%, Maturing March 30, 2013	130,226
2,847,409		Term Loan, 6.61%, Maturing March 30, 2013	2,549,618
		SS&C Technologies, Inc.
3,509,472		Term Loan, 4.78%, Maturing November 23, 2012	3,329,612
		Vertafore, Inc.
9,929,865		Term Loan, 5.14%, Maturing January 31, 2012	9,284,424
2,000,000		Term Loan, 8.25%, Maturing January 31, 2012	1,870,000
			$117,573,453
Equipment Leasing — 0.1%
		The Hertz Corp.
3,187,465		Term Loan, 4.21%, Maturing December 21, 2012	$2,940,437
1,655,560		Term Loan, 4.55%, Maturing December 21, 2012	1,527,254
			$4,467,691
Farming/Agriculture — 0.3%
		BF Bolthouse HoldCo, LLC
4,298,954		Term Loan, 5.06%, Maturing December 16, 2012	$4,161,925
		Central Garden & Pet Co.
10,776,802		Term Loan, 3.97%, Maturing February 28, 2014	9,564,412
			$13,726,337
Financial Intermediaries — 1.5%
		Asset Acceptence Capital Corp.
1,482,519		Term Loan, 5.24%, Maturing June 5, 2013	$1,386,155
		Citco III, Ltd.
10,355,978		Term Loan, 5.13%, Maturing June 30, 2014	9,320,380
		E.A. Viner International Co.
755,400		Term Loan, 5.81%, Maturing July 31, 2013	710,076
		Grosvenor Capital Management
4,149,384		Term Loan, 4.55%, Maturing December 5, 2013	3,962,661
		INVESTools, Inc.
2,304,000		Term Loan, 6.06%, Maturing August 13, 2012	2,096,640
		Jupiter Asset Management Group
GBP	3,764,439	Term Loan, 7.90%, Maturing June 30, 2015	6,438,965
		Lender Processing Services, Inc.
4,025,000		Term Loan, 4.96%, Maturing July 2, 2014	4,030,031
		LPL Holdings, Inc.
22,363,356		Term Loan, 4.67%, Maturing December 18, 2014	21,245,188
		Oxford Acquisition III, Ltd.
11,274,638		Term Loan, 4.55%, Maturing May 24, 2014	10,262,740
		RJO Holdings Corp. (RJ O’Brien)
4,193,313		Term Loan, 5.47%, Maturing July 31, 2014	2,830,486
			$62,283,322
Food Products — 2.9%
		Acosta, Inc.
15,650,190		Term Loan, 4.72%, Maturing July 28, 2013	$14,662,272
		Advantage Sales & Marketing, Inc.
11,343,647		Term Loan, 4.56%, Maturing March 29, 2013	10,639,399
		American Seafoods Group, LLC
3,950,358		Term Loan, 4.55%, Maturing September 30, 2012	3,683,709

		BL Marketing, Ltd.
GBP	3,500,000	Term Loan, 8.00%, Maturing December 31, 2013	$6,390,056
GBP	2,500,000	Term Loan - Second Lien, 10.09%, Maturing June 30, 2015	4,448,770
		Black Lion Beverages III B.V.
EUR	3,000,000	Term Loan - Second Lien, 8.92%, Maturing January 24, 2016	3,941,191
		Bumble Bee Seafood, LLC
3,000,000		Term Loan, 5.07%, Maturing May 2, 2012	2,887,500
		Dean Foods Co.
23,848,001		Term Loan, 4.30%, Maturing April 2, 2014	22,588,540
		Dole Food Company, Inc.
1,091,079		Term Loan, 4.79%, Maturing April 12, 2013	1,008,822
1,646,582		Term Loan, 4.82%, Maturing April 12, 2013	1,522,445
6,477,358		Term Loan, 4.86%, Maturing April 12, 2013	5,989,024
		Foodvest Limited
GBP	437,500	Term Loan, 8.19%, Maturing March 16, 2014	857,977
GBP	401,305	Term Loan, 8.69%, Maturing March 16, 2015	786,995
GBP	500,000	Term Loan - Second Lien, 10.19%, Maturing September 16, 2015	980,545
		MafCo Worldwide Corp.
812,696		Term Loan, 4.81%, Maturing December 8, 2011	763,934
		Pinnacle Foods Finance, LLC
4,000,000		Revolving Loan, 4.63%, Maturing April 2, 2013 (2)	3,500,000
28,299,088		Term Loan, 5.43%, Maturing April 2, 2014	25,917,239
		Reddy Ice Group, Inc.
12,335,000		Term Loan, 4.54%, Maturing August 9, 2012	10,638,937
		Ruby Acquisitions, Ltd.
GBP	2,242,782	Term Loan, 8.58%, Maturing January 5, 2015	3,709,677
			$124,917,032
Food Service — 1.9%
		AFC Enterprises, Inc.
2,049,851		Term Loan, 5.06%, Maturing May 23, 2009	$1,947,358
		Aramark Corp.
1,237,583		Term Loan, 4.47%, Maturing January 26, 2014	1,178,486
17,066,744		Term Loan, 4.68%, Maturing January 26, 2014	16,251,772
		Buffets, Inc.
3,811,403		Term Loan, 9.71%, Maturing January 22, 2009	2,286,842
442,238		Term Loan, 9.71%, Maturing January 22, 2009	265,343
1,384,112		Term Loan, 4.95%, Maturing May 1, 2013	605,549
7,868,329		Term Loan, 9.71%, Maturing November 1, 2013	3,442,394
		CBRL Group, Inc.
2,940,898		Term Loan, 4.29%, Maturing April 27, 2013	2,724,007
6,489,352		Term Loan, 4.29%, Maturing April 27, 2013	6,010,762
		JRD Holdings, Inc.
3,715,625		Term Loan, 5.05%, Maturing June 26, 2014	3,492,687
		Maine Beverage Co., LLC
2,661,607		Term Loan, 4.54%, Maturing June 30, 2010	2,555,143
		OSI Restaurant Partners, LLC
832,528		Term Loan, 5.03%, Maturing May 9, 2013	699,324
9,987,721		Term Loan, 5.13%, Maturing May 9, 2014	8,389,686
		QCE Finance, LLC
9,008,520		Term Loan, 4.81%, Maturing May 5, 2013	7,693,276
		Sagittarius Restaurants, LLC
4,770,212		Term Loan, 9.50%, Maturing March 29, 2013	3,756,542
		Selecta
CHF	18,404,850	Term Loan, 5.34%, Maturing June 28, 2015	14,927,598
		SSP Financing, Ltd.
3,954,516		Term Loan, 4.71%, Maturing June 15, 2014	3,064,750
3,954,516		Term Loan, 5.21%, Maturing June 15, 2015	3,064,750
			$82,356,269
Food/Drug Retailers — 1.4%
		General Nutrition Centers, Inc.
12,620,151		Term Loan, 5.05%, Maturing September 16, 2013	$11,231,934
		Pantry, Inc. (The)
7,159,715		Term Loan, 4.22%, Maturing May 15, 2014	6,443,743
65,882		Term Loan, 4.22%, Maturing May 15, 2014	59,294

		Rite Aid Corp.
24,937,500		Term Loan, 4.22%, Maturing June 1, 2014	$22,090,460
5,050,000		Term Loan, 6.00%, Maturing June 4, 2014	4,595,500
		Roundy’s Supermarkets, Inc.
16,734,575		Term Loan, 5.21%, Maturing November 3, 2011	16,086,110
			$60,507,041
Forest Products — 1.2%
		Appleton Papers, Inc.
10,541,019		Term Loan, 4.49%, Maturing June 5, 2014	$9,732,871
		Georgia-Pacific Corp.
33,692,897		Term Loan, 4.45%, Maturing December 20, 2012	31,859,161
3,725,630		Term Loan, 4.47%, Maturing December 20, 2012	3,522,863
		Xerium Technologies, Inc.
9,128,116		Term Loan, 8.30%, Maturing May 18, 2012	8,055,562
			$53,170,457
Healthcare — 7.5%
		Accellent, Inc.
3,163,725		Term Loan, 5.14%, Maturing November 22, 2012	$2,863,171
		Advanced Medical Optics, Inc.
1,975,000		Term Loan, 4.52%, Maturing April 2, 2014	1,814,531
		Alliance Imaging, Inc.
4,635,234		Term Loan, 5.30%, Maturing December 29, 2011	4,513,559
		American Medical Systems
7,688,558		Term Loan, 4.94%, Maturing July 20, 2012	7,246,466
		AMN Healthcare, Inc.
1,997,839		Term Loan, 4.55%, Maturing November 2, 2011	1,947,893
		AMR HoldCo, Inc.
5,960,861		Term Loan, 4.69%, Maturing February 10, 2012	5,804,388
		Biomet, Inc.
8,160,556		Term Loan, 5.80%, Maturing December 26, 2014	8,026,225
EUR	7,959,838	Term Loan, 7.95%, Maturing December 26, 2014	12,201,998
		Cardinal Health 409, Inc.
14,746,038		Term Loan, 5.05%, Maturing April 10, 2014	12,939,648
		Carestream Health, Inc.
14,096,623		Term Loan, 4.75%, Maturing April 30, 2013	12,440,269
		Carl Zeiss Vision Holding GmbH
EUR	6,371,053	Term Loan, 7.23%, Maturing March 23, 2015	7,225,454
		CB Diagnostics AB
998,084		Term Loan, 4.59%, Maturing January 16, 2015	928,218
2,315,036		Term Loan, 4.84%, Maturing January 16, 2016	2,164,559
		Community Health Systems, Inc.
34,716,565		Term Loan, 4.85%, Maturing July 25, 2014	32,920,365
		Concentra, Inc.
5,940,000		Term Loan, 5.05%, Maturing June 25, 2014	5,152,950
		CRC Health Corp.
1,846,902		Term Loan, 5.05%, Maturing February 6, 2013	1,713,001
3,885,910		Term Loan, 5.05%, Maturing February 6, 2013	3,604,182
		Dako Equity Project Delphi
1,568,302		Term Loan, 4.92%, Maturing June 12, 2016	1,187,989
EUR	3,098,534	Term Loan, 7.32%, Maturing June 12, 2016	3,758,814
		DaVita, Inc.
14,753,556		Term Loan, 4.10%, Maturing October 5, 2012	14,231,914
		Fresenius Medical Care Holdings
6,715,942		Term Loan, 4.17%, Maturing March 31, 2013	6,540,697
		Gambro Holding AB
1,292,918		Term Loan, 5.22%, Maturing June 5, 2014	1,152,852
1,292,918		Term Loan, 5.72%, Maturing June 5, 2015	1,152,852
		Hanger Orthopedic Group, Inc.
3,308,713		Term Loan, 4.47%, Maturing May 30, 2013	3,192,908
		HCA, Inc.
43,652,504		Term Loan, 5.05%, Maturing November 18, 2013	41,109,135
		Health Management Association, Inc.
22,887,417		Term Loan, 4.55%, Maturing February 28, 2014	21,206,634

		HealthSouth Corp.
7,156,961		Term Loan, 5.29%, Maturing March 10, 2013	$6,779,940
		Iasis Healthcare, LLC
286,702		Term Loan, 4.46%, Maturing March 14, 2014	267,947
1,075,131		Term Loan, 4.46%, Maturing March 14, 2014	1,004,799
3,107,217		Term Loan, 4.46%, Maturing March 14, 2014	2,903,952
		Ikaria Acquisition, Inc.
1,548,751		Term Loan, 5.05%, Maturing March 28, 2013	1,479,057
		IM U.S. Holdings, LLC
7,610,569		Term Loan, 4.81%, Maturing June 26, 2014	7,191,988
		inVentiv Health, Inc.
8,004,150		Term Loan, 4.56%, Maturing July 6, 2014	7,498,888
		Leiner Health Products, Inc.
820,655		Term Loan, 8.75%, Maturing May 27, 2011 (5)	779,623
		LifePoint Hospitals, Inc.
11,519,064		Term Loan, 4.27%, Maturing April 15, 2012	11,154,774
		MultiPlan Merger Corp.
3,427,749		Term Loan, 5.00%, Maturing April 12, 2013	3,248,865
3,840,259		Term Loan, 5.00%, Maturing April 12, 2013	3,639,848
		National Mentor Holdings, Inc.
484,400		Term Loan, 4.44%, Maturing June 29, 2013	420,217
8,002,288		Term Loan, 4.81%, Maturing June 29, 2013	6,941,985
		Nyco Holdings
2,859,137		Term Loan, 5.05%, Maturing December 29, 2014	2,266,761
EUR	5,268,945	Term Loan, 7.21%, Maturing December 29, 2014	6,530,455
2,859,137		Term Loan, 5.80%, Maturing December 29, 2015	2,266,761
EUR	5,268,945	Term Loan, 7.96%, Maturing December 29, 2015	6,530,455
		Psychiatric Solutions, Inc.
992,821		Term Loan, 4.26%, Maturing May 31, 2014	943,801
		RadNet Management, Inc.
2,452,626		Term Loan, 6.92%, Maturing November 15, 2012	2,342,257
		ReAble Therapeutics Finance, LLC
9,205,980		Term Loan, 4.81%, Maturing November 16, 2013	8,699,652
		Renal Advantage, Inc.
2,166,715		Term Loan, 5.28%, Maturing October 5, 2012	2,058,379
		Select Medical Holding Corp.
1,000,000		Revolving Loan, 5.03%, Maturing February 24, 2010 (2)	847,500
4,643,973		Term Loan, 4.68%, Maturing February 24, 2012	4,344,437
		Sunrise Medical Holdings, Inc.
4,256,450		Term Loan, 6.84%, Maturing May 13, 2010	3,533,705
		Vanguard Health Holding Co., LLC
10,718,562		Term Loan, 5.05%, Maturing September 23, 2011	10,350,047
		Viant Holdings, Inc.
1,833,807		Term Loan, 5.05%, Maturing June 25, 2014	1,577,074
			$322,643,839
Home Furnishings — 1.5%
		Dometic Corp.
2,790,150		Term Loan, 4.86%, Maturing December 31, 2014	$2,315,824
1,788,692		Term Loan, 5.36%, Maturing December 31, 2014	1,484,614
421,159		Term Loan, 5.36%, Maturing December 31, 2014	349,562
		Hunter Fan Co.
3,903,211		Term Loan, 5.18%, Maturing April 16, 2014	3,112,811
		Interline Brands, Inc.
5,867,438		Term Loan, 4.19%, Maturing June 23, 2013	5,574,066
3,064,113		Term Loan, 4.19%, Maturing June 23, 2013	2,910,907
		National Bedding Co., LLC
10,703,889		Term Loan, 4.59%, Maturing August 31, 2011	8,447,156
1,500,000		Term Loan - Second Lien, 7.46%, Maturing August 31, 2012	1,072,500
		Oreck Corp.
4,201,762		Term Loan, 5.61%, Maturing February 2, 2012 (4)	2,142,899
		Sanitec, Ltd. Oy
EUR	4,478,261	Term Loan, 8.38%, Maturing April 7, 2013	5,500,839
EUR	4,478,261	Term Loan, 8.88%, Maturing April 7, 2014	5,500,839

		Sealy Mattress Co.
3,000,000		Revolving Loan, 4.54%, Maturing April 6, 2012 (2)	$2,670,000
6,357,539		Term Loan, 4.30%, Maturing August 25, 2012	5,880,723
		Simmons Co.
18,290,235		Term Loan, 5.53%, Maturing December 19, 2011	17,169,958
2,500,000		Term Loan, 8.20%, Maturing February 15, 2012	1,587,500
			$65,720,198
Industrial Equipment — 2.0%
		CEVA Group PLC U.S.
	334,415	Term Loan, 5.46%, Maturing January 4, 2014	$307,662
	39,740	Term Loan, 5.80%, Maturing January 4, 2014	36,561
EUR	647,846	Term Loan, 7.47%, Maturing January 4, 2014	961,273
EUR	1,100,116	Term Loan, 7.47%, Maturing January 4, 2014	1,632,350
EUR	1,352,050	Term Loan, 7.47%, Maturing January 4, 2014	2,006,168
EUR	1,135,787	Term Loan, 7.96%, Maturing January 4, 2014	1,685,278
		EPD Holdings (Goodyear Engineering Products)
351,359		Term Loan, 4.97%, Maturing July 13, 2014	311,831
9,400,836		Term Loan, 5.30%, Maturing July 13, 2014	8,343,242
2,000,000		Term Loan - Second Lien, 8.55%, Maturing July 13, 2015	1,520,000
		Flowserve Corp.
3,607,226		Term Loan, 4.31%, Maturing August 10, 2012	3,503,518
		FR Brand Acquisition Corp.
9,062,770		Term Loan, 5.06%, Maturing February 7, 2014	8,337,748
		Generac Acquisition Corp.
9,785,624		Term Loan, 5.29%, Maturing November 7, 2013	7,877,427
		Gleason Corp.
1,518,056		Term Loan, 4.52%, Maturing June 30, 2013	1,442,153
1,940,737		Term Loan, 4.52%, Maturing June 30, 2013	1,843,700
		Heating Finance PLC (Baxi)
EUR	3,253,597	Term Loan, 8.28%, Maturing December 27, 2010 (2)	3,401,205
GBP	2,068,692	Term Loan, 8.42%, Maturing December 27, 2010	2,997,594
		Jason, Inc.
1,916,886		Term Loan, 4.96%, Maturing April 30, 2010	1,725,197
		John Maneely Co.
13,313,511		Term Loan, 6.04%, Maturing December 8, 2013	12,226,237
		KION Group GmbH
2,250,000		Term Loan, 4.46%, Maturing December 23, 2014	1,955,893
2,250,000		Term Loan, 4.96%, Maturing December 23, 2015	1,955,893
		Polypore, Inc.
1,999,803		Term Loan, 4.25%, Maturing July 3, 2013 (2)	1,739,829
16,815,075		Term Loan, 4.72%, Maturing July 3, 2014	15,806,171
EUR	1,103,351	Term Loan, 6.73%, Maturing July 3, 2014	1,592,391
		TFS Acquisition Corp.
4,411,326		Term Loan, 6.30%, Maturing August 11, 2013	4,146,646
			$87,355,967
Insurance — 1.5%
		Alliant Holdings I, Inc.
7,319,688		Term Loan, 5.80%, Maturing August 21, 2014	$6,770,711
		CCC Information Services Group, Inc.
4,362,620		Term Loan, 5.06%, Maturing February 10, 2013	4,297,181
		Conseco, Inc.
23,328,948		Term Loan, 4.46%, Maturing October 10, 2013	20,456,572
		Crump Group, Inc.
6,619,391		Term Loan, 5.81%, Maturing August 4, 2014	6,222,228
		Getty Images, Inc.
11,850,000		Term Loan, 7.25%, Maturing July 2, 2015	11,779,647
		Hub International Holdings, Inc.
464,284		Term Loan, 4.54%, Maturing June 13, 2014 (2)	427,426
6,489,096		Term Loan, 5.30%, Maturing June 13, 2014	5,973,946
		U.S.I. Holdings Corp.
7,053,750		Term Loan, 5.56%, Maturing May 4, 2014	6,524,719
			$62,452,430

Leisure Goods/Activities/Movies — 5.4%
		24 Hour Fitness Worldwide, Inc.
2,959,571		Term Loan, 4.97%, Maturing June 8, 2012	$2,796,794
		AMC Entertainment, Inc.
16,560,123		Term Loan, 4.21%, Maturing January 26, 2013	15,614,391
		AMF Bowling Worldwide, Inc.
2,997,057		Term Loan, 5.22%, Maturing June 8, 2013	2,450,094
		Bombardier Recreational Products
13,400,000		Term Loan, 5.29%, Maturing June 28, 2013	12,261,000
		Carmike Cinemas, Inc.
3,260,241		Term Loan, 6.31%, Maturing May 19, 2012	3,166,509
5,747,173		Term Loan, 6.47%, Maturing May 19, 2012	5,581,942
		Cedar Fair, L.P.
4,900,000		Term Loan, 4.49%, Maturing August 31, 2011	4,621,651
3,968,811		Term Loan, 4.46%, Maturing August 30, 2012	3,743,358
		Cinemark, Inc.
26,405,344		Term Loan, 4.53%, Maturing October 5, 2013	24,957,777
		Dave & Buster’s, Inc.
815,456		Term Loan, 5.05%, Maturing March 8, 2013	778,761
2,081,494		Term Loan, 5.05%, Maturing March 8, 2013	1,987,826
		Deluxe Entertainment Services
5,352,536		Term Loan, 5.01%, Maturing January 28, 2011	4,777,138
271,434		Term Loan, 5.05%, Maturing January 28, 2011	242,255
508,722		Term Loan, 5.05%, Maturing January 28, 2011	454,034
		DW Funding, LLC
4,599,850		Term Loan, 4.67%, Maturing April 30, 2011	4,369,858
		Easton-Bell Sports, Inc.
7,418,901		Term Loan, 4.39%, Maturing March 16, 2012	6,741,926
		Fender Musical Instruments Corp.
1,313,317		Term Loan, 5.06%, Maturing June 9, 2014	1,214,818
4,580,367		Term Loan, 5.17%, Maturing June 9, 2014	4,236,839
		Lions Gate Entertainment, Inc.
1,000,000		Revolving Loan, 4.75%, Maturing December 31, 2008 (2)	960,000
		Mega Blocks, Inc.
1,891,017		Term Loan, 8.25%, Maturing July 26, 2012	1,654,640
		Metro-Goldwyn-Mayer Holdings, Inc.
44,997,988		Term Loan, 6.05%, Maturing April 8, 2012	34,985,936
		National CineMedia, LLC
16,250,000		Term Loan, 4.54%, Maturing February 13, 2015	14,782,430
		Odeon
EUR	1,064,322	Term Loan, 7.36%, Maturing April 2, 2015	1,465,487
GBP	623,547	Term Loan, 8.31%, Maturing April 2, 2015	1,106,518
EUR	1,064,322	Term Loan, 7.73%, Maturing April 2, 2016	1,465,487
GBP	623,547	Term Loan, 8.68%, Maturing April 2, 2016	1,106,518
		Regal Cinemas Corp.
24,964,256		Term Loan, 4.30%, Maturing November 10, 2010	23,577,342
		Revolution Studios Distribution Co., LLC
6,274,345		Term Loan, 6.22%, Maturing December 21, 2014	5,835,141
		Six Flags Theme Parks, Inc.
14,426,494		Term Loan, 4.88%, Maturing April 30, 2015	12,374,326
		Southwest Sports Group, LLC
9,500,000		Term Loan, 5.31%, Maturing December 22, 2010	8,360,000
		Universal City Development Partners, Ltd.
9,996,088		Term Loan, 5.69%, Maturing June 9, 2011	9,921,117
		WMG Acquisition Corp.
390,000		Revolving Loan, 4.25%, Maturing February 28, 2010 (2)	364,650
13,421,500		Term Loan, 4.61%, Maturing February 28, 2011	12,560,282
		Zuffa, LLC
2,475,000		Term Loan, 4.50%, Maturing June 20, 2016	2,079,000
			$232,595,845
Lodging and Casinos — 3.5%
		Bally Technologies, Inc.
8,456,670		Term Loan, 6.12%, Maturing September 5, 2009	$8,382,674

		Choctaw Resort Development Enterprise
3,446,452		Term Loan, 4.55%, Maturing November 4, 2011	$3,256,897
		Dionysos Leisure Entertainment
EUR	1,500,000	Term Loan, 7.38%, Maturing June 30, 2014	2,071,232
EUR	1,500,000	Term Loan, 7.76%, Maturing June 30, 2015	2,071,232
		Full Moon Holdco 3 Ltd.
GBP	1,500,000	Term Loan, 8.25%, Maturing November 20, 2014	2,729,928
GBP	1,500,000	Term Loan, 8.75%, Maturing November 20, 2015	2,729,928
		Gala Electric Casinos, Ltd.
GBP	5,000,000	Term Loan, 6.34%, Maturing December 12, 2012 (2)	8,759,292
GBP	6,566,970	Term Loan, 8.44%, Maturing December 12, 2013	11,279,874
GBP	5,690,605	Term Loan, 8.94%, Maturing December 12, 2014	9,774,571
		Green Valley Ranch Gaming, LLC
7,054,202		Term Loan, 4.70%, Maturing February 16, 2014	5,655,121
		Harrah’s Operating Co.
2,992,500		Term Loan, 5.80%, Maturing January 28, 2015	2,657,178
2,992,500		Term Loan, 5.80%, Maturing January 28, 2015	2,645,870
		Herbst Gaming, Inc.
6,260,646		Term Loan, 9.75%, Maturing December 2, 2011	4,585,923
2,489,086		Term Loan, 9.75%, Maturing December 2, 2011	1,823,255
		Isle of Capri Casinos, Inc.
10,007,736		Term Loan, 4.55%, Maturing November 30, 2013	8,665,028
141,934		Term Loan, 4.55%, Maturing November 30, 2013	122,891
5,468,294		Term Loan, 4.55%, Maturing November 30, 2013	4,734,629
		LodgeNet Entertainment Corp.
5,815,889		Term Loan, 4.81%, Maturing April 4, 2014	5,252,475
		New World Gaming Partners, Ltd.
9,721,979		Term Loan, 5.28%, Maturing June 30, 2014	8,397,360
954,167		Term Loan, 5.28%, Maturing June 30, 2014	824,161
		Penn National Gaming, Inc.
14,804,261		Term Loan, 4.47%, Maturing October 3, 2012	14,243,816
		Scandic Hotels
EUR	1,724,568	Term Loan, 6.92%, Maturing April 25, 2015	2,454,194
EUR	1,724,568	Term Loan, 7.42%, Maturing April 25, 2016	2,454,194
		Seminole Tribe of Florida
1,388,837		Term Loan, 4.19%, Maturing March 5, 2014	1,346,304
351,745		Term Loan, 4.25%, Maturing March 5, 2014	340,973
1,320,669		Term Loan, 4.31%, Maturing March 5, 2014	1,280,224
		Venetian Casino Resort/Las Vegas Sands, Inc.
9,006,667		Term Loan, 4.56%, Maturing May 14, 2014	7,803,250
23,100,000		Term Loan, 4.56%, Maturing May 23, 2014	20,013,517
		VML US Finance, LLC
3,333,333		Term Loan, 5.06%, Maturing May 25, 2012	3,223,213
2,000,000		Term Loan, 5.06%, Maturing May 25, 2013	1,933,928
			$151,513,132
Nonferrous Metals/Minerals — 0.9%
		Compass Minerals Group, Inc.
1,290,039		Term Loan, 4.65%, Maturing December 22, 2012	$1,249,725
		Euramax International, Inc.
1,408,661		Term Loan, 8.00%, Maturing June 28, 2012	1,243,848
GBP	894,902	Term Loan, 10.60%, Maturing June 29, 2012	1,542,258
		Murray Energy Corp.
7,619,224		Term Loan, 5.50%, Maturing January 28, 2010	7,428,744
		Noranda Aluminum Acquisition
1,955,586		Term Loan, 4.47%, Maturing May 18, 2014	1,843,140
		Novelis, Inc.
2,019,420		Term Loan, 4.81%, Maturing June 28, 2014	1,925,180
4,442,724		Term Loan, 4.81%, Maturing June 28, 2014	4,235,396
		Oxbow Carbon and Mineral Holdings
15,243,074		Term Loan, 4.79%, Maturing May 8, 2014	14,271,328
1,364,634		Term Loan, 4.80%, Maturing May 8, 2014	1,277,639
		Tube City IMS Corp.
162,162		Term Loan, 4.70%, Maturing January 25, 2014	150,000
1,321,115		Term Loan, 5.05%, Maturing January 25, 2014	1,222,031
			$36,389,289

Oil and Gas — 1.3%
		Atlas Pipeline Partners, L.P.
4,960,000		Term Loan, 4.97%, Maturing July 20, 2014	$4,848,400
		Citgo Petroleum Corp.
4,827,573		Term Loan, 3.77%, Maturing November 15, 2012	4,513,781
		Dresser, Inc.
6,094,561		Term Loan, 4.97%, Maturing May 4, 2014	5,860,938
		Dynegy Holdings, Inc.
26,178,793		Term Loan, 3.96%, Maturing April 2, 2013	24,398,635
1,284,598		Term Loan, 3.96%, Maturing April 2, 2013	1,197,245
		Enterprise GP Holdings, L.P.
2,400,000		Term Loan, 4.71%, Maturing October 31, 2014	2,356,500
		Hercules Offshore, Inc.
3,276,825		Term Loan, 4.55%, Maturing July 6, 2013	3,203,097
		Targa Resources, Inc.
5,013,454		Term Loan, 4.65%, Maturing October 31, 2012	4,844,249
5,547,335		Term Loan, 4.80%, Maturing October 31, 2012	5,360,112
			$56,582,957
Publishing — 9.8%
		American Media Operations, Inc.
19,588,711		Term Loan, 5.99%, Maturing January 31, 2013	$18,266,473
		Aster Zweite Beteiligungs GmbH
6,825,000		Term Loan, 4.88%, Maturing September 27, 2013	5,733,000
EUR	708,499	Term Loan, 6.98%, Maturing September 27, 2013	945,147
		Black Press US Partnership
919,769		Term Loan, 4.65%, Maturing August 2, 2013	836,990
1,514,914		Term Loan, 4.65%, Maturing August 2, 2013	1,378,572
		CanWest MediaWorks, Ltd.
7,326,000		Term Loan, 4.65%, Maturing July 10, 2014	6,831,495
		Dex Media West, LLC
6,355,000		Term Loan, 7.00%, Maturing October 24, 2014	6,023,352
		GateHouse Media Operating, Inc.
13,275,000		Term Loan, 4.65%, Maturing August 28, 2014	7,981,594
1,825,000		Term Loan, 4.79%, Maturing August 28, 2014	1,097,281
7,750,000		Term Loan, 4.93%, Maturing August 28, 2014	4,708,125
		Hanley-Wood, LLC
7,462,500		Term Loan, 4.71%, Maturing March 8, 2014	5,895,375
		Idearc, Inc.
43,080,638		Term Loan, 4.79%, Maturing November 17, 2014	32,256,628
		Josten’s Corp.
2,000,000		Revolving Loan, 4.73%, Maturing October 4, 2009 (2)	1,980,000
		Local Insight Regatta Holdings, Inc.
1,750,000		Term Loan, 7.75%, Maturing April 23, 2015	1,596,875
		MediaNews Group, Inc.
9,963,587		Term Loan, 5.25%, Maturing August 25, 2010	8,269,778
4,544,285		Term Loan, 6.25%, Maturing August 2, 2013	3,749,035
		Mediannuaire Holding
EUR	7,000,000	Term Loan, 5.97%, Maturing October 24, 2013	9,526,955
EUR	1,937,631	Term Loan, 6.72%, Maturing October 10, 2014	2,410,993
EUR	1,937,631	Term Loan, 7.22%, Maturing October 10, 2015	2,410,993
		Merrill Communications, LLC
10,300,870		Term Loan, 4.94%, Maturing February 9, 2009	8,755,739
		Nebraska Book Co., Inc.
8,978,790		Term Loan, 5.13%, Maturing March 4, 2011	8,440,063
		Nelson Education, Ltd.
297,750		Term Loan, 5.30%, Maturing July 5, 2014	264,253
		Newsday, LLC (NMG Company, LLC)
3,075,000		Term Loan, Maturing August 1, 2013 (3)	3,073,078
		Newspaper Holdings, Inc.
20,650,000		Term Loan, 4.38%, Maturing July 24, 2014	17,036,250
		Nielsen Finance, LLC
37,097,378		Term Loan, 4.73%, Maturing August 9, 2013	34,574,571
		Philadelphia Newspapers, LLC
5,002,642		Term Loan, 9.50%, Maturing June 29, 2013	3,664,435

		R.H. Donnelley Corp.
27,901,276		Term Loan, 6.75%, Maturing June 30, 2010	$26,622,476
6,482,216		Term Loan, 6.75%, Maturing June 30, 2011	6,188,896
		Reader’s Digest Association, Inc. (The)
8,000,000		Revolving Loan, 4.85%, Maturing March 2, 2013 (2)	6,860,000
36,505,350		Term Loan, 4.61%, Maturing March 2, 2014	31,272,929
		Seat Pagine Gialle SpA
EUR	6,526,833	Term Loan, 4.48%, Maturing May 25, 2012	9,086,221
		SGS International, Inc.
983,418		Term Loan, 5.31%, Maturing December 30, 2011	919,496
1,194,375		Term Loan, 5.31%, Maturing December 30, 2011	1,110,769
		Source Interlink Companies, Inc.
4,987,406		Term Loan, 5.71%, Maturing August 1, 2014	4,089,673
		Source Media, Inc.
10,460,866		Term Loan, 7.81%, Maturing November 8, 2011	9,780,910
		Springer Science+Business Media
1,455,201		Term Loan, 5.13%, Maturing May 5, 2010	1,324,233
8,560		Term Loan, 5.18%, Maturing May 5, 2011	7,889
1,759,273		Term Loan, 5.55%, Maturing May 5, 2012	1,621,463
1,508,560		Term Loan, 5.55%, Maturing May 5, 2012	1,390,390
EUR	15,838	Term Loan, 7.519%, Maturing May 5, 2012	22,822
		Star Tribune Co. (The)
8,196,250		Term Loan, 5.05%, Maturing March 5, 2014	4,200,578
		Thomas Nelson, Inc.
1,941,463		Term Loan, 6.25%, Maturing June 12, 2012	1,679,366
		TL Acquisitions, Inc.
7,989,625		Term Loan, 4.96%, Maturing July 5, 2014	7,079,559
		Trader Media Corp.
GBP	17,310,500	Term Loan, 7.50%, Maturing March 23, 2015	27,980,941
		Tribune Co.
11,056,868		Term Loan, 5.54%, Maturing May 17, 2009	10,714,105
10,579,783		Term Loan, 5.48%, Maturing May 17, 2014	7,597,607
14,987,437		Term Loan, 5.79%, Maturing May 17, 2014	10,303,863
		World Directories Acquisition
EUR	8,776,758	Term Loan, 6.86%, Maturing May 31, 2014	11,248,597
		Xsys, Inc.
7,638,135		Term Loan, 4.88%, Maturing September 27, 2013	6,416,033
EUR	791,501	Term Loan, 6.98%, Maturing September 27, 2013	1,055,873
EUR	2,750,000	Term Loan, 7.00%, Maturing September 27, 2013	3,668,538
7,866,565		Term Loan, 4.88%, Maturing September 27, 2014	6,607,914
EUR	2,750,000	Term Loan, 6.98%, Maturing September 27, 2014	3,668,538
EUR	1,000,000	Term Loan - Second Lien, 9.37%, Maturing September 27, 2015	1,275,504
		Yell Group, PLC
19,025,000		Term Loan, 4.46%, Maturing February 10, 2013	16,670,656
			$418,172,889
Radio and Television — 5.1%
		Block Communications, Inc.
6,927,399		Term Loan, 4.80%, Maturing December 22, 2011	$6,667,622
		Citadel Broadcasting Corp.
32,925,000		Term Loan, 4.27%, Maturing June 12, 2014	26,998,500
		CMP Susquehanna Corp.
2,000,000		Term Loan, 4.74%, Maturing May 5, 2011 (2)	1,510,000
10,200,189		Term Loan, 4.49%, Maturing May 5, 2013	8,415,156
		Cumulus Media, Inc.
14,305,368		Term Loan, 4.21%, Maturing June 11, 2014	12,350,296
		Discovery Communications, Inc.
7,486,819		Term Loan, 4.80%, Maturing April 30, 2014	7,331,468
		Emmis Operating Co.
6,155,204		Term Loan, 4.78%, Maturing November 2, 2013	5,435,815
		Entravision Communications Corp.
897,560		Term Loan, 4.29%, Maturing September 29, 2013	833,048
		Gray Television, Inc.
8,828,280		Term Loan, 4.29%, Maturing January 19, 2015	7,537,144

		HIT Entertainment, Inc.
1,445,882		Term Loan, 4.79%, Maturing March 20, 2012	$1,257,918
		Local TV Finance, LLC
1,980,000		Term Loan, 4.87%, Maturing May 7, 2013	1,727,550
		NEP II, Inc.
5,327,493		Term Loan, 5.05%, Maturing February 16, 2014	4,834,700
		Nexstar Broadcasting, Inc.
8,333,982		Term Loan, 4.42%, Maturing October 1, 2012	7,604,759
10,902,672		Term Loan, 4.55%, Maturing October 1, 2012	9,948,689
		NextMedia Operating, Inc.
431,353		Term Loan, 6.46%, Maturing November 15, 2012	395,766
967,191		Term Loan, 6.46%, Maturing November 15, 2012	887,398
		PanAmSat Corp.
6,769,911		Term Loan, 5.29%, Maturing January 3, 2014	6,408,851
6,767,870		Term Loan, 5.29%, Maturing January 3, 2014	6,406,919
6,767,870		Term Loan, 5.29%, Maturing January 3, 2014	6,406,919
		Paxson Communications Corp.
14,925,000		Term Loan, 6.04%, Maturing January 15, 2012	12,089,250
		Raycom TV Broadcasting, LLC
8,333,373		Term Loan, 4.00%, Maturing June 25, 2014	7,708,370
		Spanish Broadcasting System, Inc.
11,815,804		Term Loan, 4.56%, Maturing June 10, 2012	9,275,406
		Tyrol Acquisition 2 SAS
EUR	6,300,000	Term Loan, 6.48%, Maturing January 19, 2015	8,348,995
EUR	6,300,000	Term Loan, 7.40%, Maturing January 19, 2016	8,348,995
		Univision Communications, Inc.
4,719,313		Term Loan - Second Lien, 4.96%, Maturing March 29, 2009	4,526,609
45,733,221		Term Loan, 5.03%, Maturing September 29, 2014	37,551,274
		Young Broadcasting, Inc.
8,327,450		Term Loan, 5.31%, Maturing November 3, 2012	7,286,519
977,500		Term Loan, 5.31%, Maturing November 3, 2012	855,312
			$218,949,248
Rail Industries — 0.3%
		Kansas City Southern Railway Co.
7,936,570		Term Loan, 4.33%, Maturing April 26, 2013	$7,688,553
1,980,000		Term Loan, 3.97%, Maturing April 28, 2013	1,900,800
		RailAmerica, Inc.
243,200		Term Loan, 6.79%, Maturing August 14, 2009	242,896
3,756,800		Term Loan, 6.79%, Maturing August 13, 2010	3,752,104
			$13,584,353
Retailers (Except Food and Drug) — 2.1%
		American Achievement Corp.
4,430,490		Term Loan, 5.02%, Maturing March 25, 2011	$4,386,185
		Amscan Holdings, Inc.
4,419,062		Term Loan, 4.98%, Maturing May 25, 2013	3,888,775
		Claire’s Stores, Inc.
6,011,943		Term Loan, 5.45%, Maturing May 24, 2014	4,159,513
		Cumberland Farms, Inc.
2,879,657		Term Loan, 4.91%, Maturing September 29, 2013	2,735,675
		FTD, Inc.
4,097,230		Term Loan, 4.21%, Maturing July 28, 2013	4,005,042
		Harbor Freight Tools USA, Inc.
8,972,206		Term Loan, 4.71%, Maturing July 15, 2010	7,940,403
		Josten’s Corp.
5,046,422		Term Loan, 5.17%, Maturing October 4, 2011	4,932,877
		Mapco Express, Inc.
3,218,233		Term Loan, 5.50%, Maturing April 28, 2011	3,025,139
		Neiman Marcus Group, Inc.
3,055,758		Term Loan, 4.42%, Maturing April 5, 2013	2,855,878
		Orbitz Worldwide, Inc.
9,681,862		Term Loan, 5.66%, Maturing July 25, 2014	7,842,309

		Oriental Trading Co., Inc.
2,000,000		Term Loan - Second Lien, 8.47%, Maturing January 31, 2013	$1,450,000
13,326,411		Term Loan, 4.83%, Maturing July 31, 2013	10,994,289
		Rent-A-Center, Inc.
5,946,798		Term Loan, 4.52%, Maturing November 15, 2012	5,619,724
		Rover Acquisition Corp.
1,965,038		Term Loan, 4.98%, Maturing October 26, 2013	1,802,922
		Savers, Inc.
2,782,919		Term Loan, 5.55%, Maturing August 11, 2012	2,643,773
3,044,373		Term Loan, 5.55%, Maturing August 11, 2012	2,892,154
		The Yankee Candle Company, Inc.
6,171,985		Term Loan, 4.80%, Maturing February 6, 2014	5,585,647
		Vivarte
EUR	5,688,988	Term Loan, 6.47%, Maturing May 29, 2015	5,800,288
EUR	247,396	Term Loan, 6.47%, Maturing May 29, 2015	252,236
EUR	63,616	Term Loan, 6.47%, Maturing May 29, 2015	64,861
EUR	5,688,988	Term Loan, 6.97%, Maturing May 29, 2016	5,800,288
EUR	247,396	Term Loan, 6.97%, Maturing May 29, 2016	252,236
EUR	63,616	Term Loan, 6.97%, Maturing May 29, 2016	64,861
			$88,995,075
Steel — 0.1%
		Algoma Acquisition Corp.
2,318,925		Term Loan, 4.96%, Maturing June 20, 2013	$2,191,385
			$2,191,385
Surface Transport — 0.4%
		Delphi Acquisition Holding, Inc.
1,183,488		Term Loan, 5.18%, Maturing April 10, 2015	$1,093,543
282,788		Term Loan, 5.18%, Maturing April 10, 2015	261,296
1,466,276		Term Loan, 5.68%, Maturing April 10, 2016	1,354,839
		Ozburn-Hessey Holding Co., LLC
3,889,116		Term Loan, 6.16%, Maturing August 9, 2012	3,480,759
		Swift Transportation Co., Inc.
6,000,000		Term Loan, 5.71%, Maturing May 10, 2012	4,470,000
8,084,884		Term Loan, 6.13%, Maturing May 10, 2014	6,230,414
			$16,890,851
Telecommunications — 3.3%
		Alaska Communications Systems Holdings, Inc.
2,612,663		Term Loan, 4.55%, Maturing February 1, 2012	$2,468,152
8,111,697		Term Loan, 4.55%, Maturing February 1, 2012	7,663,023
		Alltell Communication
6,982,412		Term Loan, 5.56%, Maturing May 16, 2014	6,907,575
7,791,125		Term Loan, 5.21%, Maturing May 16, 2015	7,763,131
		Asurion Corp.
16,000,000		Term Loan, 5.78%, Maturing July 13, 2012	15,093,328
2,000,000		Term Loan - Second Lien, 9.10%, Maturing January 13, 2013	1,857,500
		BCM Luxembourg, Ltd.
EUR	2,500,000	Term Loan, 6.61%, Maturing September 30, 2014	3,594,496
EUR	2,500,000	Term Loan, 6.86%, Maturing September 30, 2015	3,594,953
		Cellular South, Inc.
2,981,250		Term Loan, 0.00%, Maturing May 29, 2014 (2)	2,854,547
6,869,350		Term Loan, 4.32%, Maturing May 29, 2014	6,577,403
		Centennial Cellular Operating Co., LLC
4,500,000		Revolving Loan, 0.00%, Maturing February 9, 2010 (2)	4,297,500
9,147,788		Term Loan, 4.74%, Maturing February 9, 2011	8,989,988
		CommScope, Inc.
14,312,426		Term Loan, 5.23%, Maturing November 19, 2014	13,793,601
		FairPoint Communications, Inc.
5,100,000		Term Loan, 5.75%, Maturing March 31, 2015	4,495,171
		Intelsat Subsidiary Holding Co.
7,675,625		Term Loan, 5.29%, Maturing July 3, 2013	7,376,275
		IPC Systems, Inc.
9,157,500		Term Loan, 5.05%, Maturing May 31, 2014	6,982,594
GBP	3,422,589	Term Loan, 8.21%, Maturing May 31, 2014	5,220,451

		Macquarie UK Broadcast Ventures, Ltd.
GBP	7,050,000	Term Loan, 7.39%, Maturing December 26, 2014	$12,170,798
		NTelos, Inc.
5,850,106		Term Loan, 5.27%, Maturing August 24, 2011	5,729,447
		Palm, Inc.
5,806,125		Term Loan, 5.97%, Maturing April 24, 2014	3,832,043
		Stratos Global Corp.
1,404,153		Term Loan, 5.30%, Maturing February 13, 2012	1,328,680
		Telesat Canada, Inc.
399,193		Term Loan, 4.34%, Maturing October 22, 2014 (2)	381,074
4,651,707		Term Loan, 5.77%, Maturing October 22, 2014	4,440,561
		Windstream Corp.
4,344,157		Term Loan, 4.29%, Maturing July 17, 2013	4,207,725
			$141,620,016
Utilities — 1.7%
		AEI Finance Holding, LLC
1,604,820		Revolving Loan, 5.40%, Maturing March 30, 2012	$1,476,434
10,547,581		Term Loan, 5.80%, Maturing March 30, 2014	9,703,774
		BRSP, LLC
13,750,825		Term Loan, 5.86%, Maturing July 13, 2009	13,338,301
		Covanta Energy Corp.
2,909,601		Term Loan, 4.18%, Maturing February 9, 2014	2,773,213
4,843,788		Term Loan, 4.24%, Maturing February 9, 2014	4,616,735
		NRG Energy, Inc.
8,553,146		Term Loan, 4.30%, Maturing June 1, 2014	8,157,563
17,466,858		Term Loan, 4.30%, Maturing June 1, 2014	16,659,016
		NSG Holdings, LLC
202,483		Term Loan, 4.28%, Maturing June 15, 2014	190,840
1,478,448		Term Loan, 4.28%, Maturing June 15, 2014	1,393,437
		Pike Electric, Inc.
2,323,673		Term Loan, 4.00%, Maturing July 1, 2012	2,253,963
1,766,811		Term Loan, 4.00%, Maturing December 10, 2012	1,713,807
		TXU Texas Competitive Electric Holdings Co., LLC
4,292,563		Term Loan, 6.24%, Maturing October 10, 2014	4,045,740
6,277,563		Term Loan, 6.26%, Maturing October 10, 2014	5,896,985
			$72,219,808
Total Senior Floating-Rate Interests (identified cost $4,628,247,319)			$4,196,537,050

Corporate Bonds & Notes — 0.3%

Principal
Amount
(000’s omitted)	Security	Value
Electronics/Electrical — 0.1%
	NXP BV/NXP Funding, LLC, Variable Rate
$6,300	5.541%, 10/15/13	$4,969,125
		$4,969,125
Radio and Television — 0.1%
	Paxson Communications Corp., Variable Rate
$3,000	6.041%, 1/15/12 (6)	$2,538,750
		$2,538,750
Telecommunications — 0.1%
	Qwest Corp., Sr. Notes, Variable Rate
$5,850	6.026%, 6/15/13	$5,455,125
		$5,455,125
Total Corporate Bonds & Notes (identified cost $15,146,204)		$12,963,000

Common Stocks — 0.0%

Shares	Security	Value
Automotive — 0.0%
105,145	Hayes Lemmerz International (8)	$244,988
		$244,988
Commercial Services — 0.0%
2,484	Environmental Systems Products Holdings, Inc. (4) (8) (9)	$0
		$0
Total Common Stocks (identified cost $1,051,450)		$244,988

Asset Backed Securities — 0.3%

Principal
Amount
(000’s omitted)	Security	Value
$1,180	Alzette European CLO SA, Series 2004-1A, Class E2, 11.86%, 12/15/20 (6) (7)	$1,064,242
4,921	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, (6) (7) 4.826%, 6/15/29	4,921,106
1,140	Avalon Capital Ltd. 3, Series 1A, Class D, 4.588%, 2/24/19 (6) (7)	796,518
1,500	Babson Ltd., Series 2005-1A, Class C1, 4.74%, 4/15/19 (6) (7)	989,700
1,500	Bryant Park CDO Ltd., Series 2005-1A, Class C, 4.84%, 1/15/19 (6) (7)	1,015,650
1,500	Carlyle High Yield Partners, Series 2004-6A, Class C, 5.166%, 8/11/16 (6) (7)	1,083,000
1,000	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 8.177%, 3/8/17 (7)	685,900
2,000	Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, (6) (7) 4.74%, 1/15/18	1,331,600
Total Asset Backed Securities (identified cost $14,683,586)		$11,887,716

Preferred Stocks — 0.0%

Shares	Security	Value
Commercial Services — 0.0%
2,484	Environmental Systems Products Holdings, Series A (4) (8) (9)	$151,325
		$151,325
Automotive — 0.0%
350	Hayes Lemmerz International (8) (9)	$6,549
		$6,549
Total Preferred Stocks (identified cost $60,970)		$157,874

Closed-End Investment Companies — 0.0%

Shares	Security	Value
4,000	Pioneer Floating Rate Trust	$52,520
Total Closed-End Investment Companies (identified cost $72,148)		$52,520

Short-Term Investments — 1.8%

Interest
Amount
(000’s omitted)	Description	Value
$78,075	Investment in Cash Managment Portfolio, 2.23% (10)	$78,074,857
Total Short-Term Investments (identified cost $78,074,857)		$78,074,857
Total Investments — 100.3% (identified cost $4,737,336,534)		$4,299,918,005
Less Unfunded Loan Commitments — (1.8)%		$(78,613,357)
Net Investments — 98.5% (identified cost $4,658,723,177)		$4,221,304,648
Other Assets, Less Liabilities — 1.5%		$64,546,755
Net Assets— 100.0%		$4,285,851,403

DIP	—	Debtor in Possession
REIT	—	Real Estate Investment Trust

CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound Sterling
*		In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of  deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(3)		This Senior Loan will settle after July 31, 2008, at which time the interest rate will be determined.
(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)		Defaulted security. Currently the issuer is in default with respect to interest payments.
(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the aggregate value of the securities is $13,740,566 or 0.3% of the Portfolio’s net assets.

(7)		Variable rate mortage security. The stated interest rate represents the rate in effect at July 31, 2008.
(8)		Non-income producing security.
(9)		Restricted security.
(10)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 was $1,320,758.

A summary of financial instruments at July 31, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
8/29/08	British Pound Sterling	United States Dollar
	72,047,866	142,568,318	$113,061
8/29/08	Euro	United States Dollar
	243,504,934	379,234,584	(197,178)
8/29/08	Swiss Franc	United States Dollar
	15,644,123	14,951,852	20,835
			$(63,282)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000’s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	Avago Technologies, Inc.	Sell	$5,000	2.10%	12/20/10	$5,927
Lehman Brothers, Inc.	Crown Americas, Inc.	Sell	10,000	2.35	12/21/09	171,899
Lehman Brothers, Inc.	CSG Systems, Inc.	Sell	7,000	2.15	9/21/09	94,412
Lehman Brothers, Inc.	Inergy, L.P	Sell	6,500	2.20	3/20/10	37,643
Lehman Brothers, Inc.	Inergy, L.P	Sell	3,000	2.40	3/20/10	26,640
Lehman Brothers, Inc.	Owens-Illinois, Inc.	Sell	5,000	1.95	9/20/11	108,262

Lehman Brothers, Inc.	Pinnacle Entertainment, Inc.	Sell	3,000	2.00	6/20/10	(92,491)
Lehman Brothers, Inc.	Pinnacle Entertainment, Inc.	Sell	2,000	1.95	9/20/10	(74,154)
Lehman Brothers, Inc.	Rural Cellular Corp.	Sell	3,000	3.25	6/20/10	153,420
Lehman Brothers, Inc.	Syniverse Technologies, Inc.	Sell	3,000	1.85	3/20/11	(52,036)
Lehman Brothers, Inc.	Syniverse Technologies, Inc.	Sell	3,000	2.30	6/20/11	(25,672)
Lehman Brothers, Inc.	The Hertz Corp.	Sell	5,000	1.80	3/20/11	(146,948)
Total						$206,902

At July 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,658,967,771
Gross unrealized appreciation	$15,175,069
Gross unrealized depreciation	(452,838,192)
Net unrealized depreciation	$(437,663,123)

Restricted Securities

At July 31, 2008, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost		Value
Common Stock
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$0

Preferred Stocks
Environmental Systems Products Holdings, Series A	10/25/07	2,484	43,470		151,325
Hayes Lemmerz International	6/23/03	350	17,500		6,549
Total Restricted Securities			$60,970		$157,874

(1)       Less than $0.50.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Floating Rate Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 29, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 29, 2008